BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 3,259,183	$ 2,936,879	$ 359,824
Prepaid expenses	166,768	89,975	41,756
Total Current Assets	3,425,951	3,026,854	401,580
PROPERTY AND EQUIPMENT - NET	348,614	300,994	88,751
OTHER ASSETS
Intangible assets - net	507,588	488,526	431,104
TOTAL ASSETS	4,282,153	3,816,374	921,435
CURRENT LIABILITIES
Accounts payable	115,099	96,384	139,833
Accounts payable and accrued expenses- related parties	85,349	55,606	70,216
Accrued expenses	10,055	3,338	28,377
TOTAL LIABILITIES	210,503	155,328	238,426
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding
Common stock $0.001 par value, 100,000,000 authorized 52,046,797 and 50,160,758 issued and outstanding at June 30, 2013 and December 31, 2012	52,047	50,161	45,337
Additional paid-in capital	34,523,103	32,042,751	24,513,000
Accumulated deficit	(15,827)	(15,827)	(15,827)
Deficit accumulated during development stage	(30,487,673)	(28,416,039)	(23,859,501)
TOTAL STOCKHOLDERS' EQUITY	4,071,650	3,661,046	683,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,282,153	$ 3,816,374	$ 921,435